CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 10,478,587	$ 11,829,509	$ 2,370,283
Other receivables, net	13,182,529	232,318
Restricted cash	5,000,000
Total current assets	42,717,316	25,659,179
Non-current assets:
Property, plant and equipment, net	2,324,823	208,869
Total non-current assets	16,098,373	9,811,685
Total assets	58,815,689	35,470,864
LIABILITIES
Other payables and accrued liabilities	3,628,809	438,299
Other payables - related party	21,341	62,368
Total liabilities	14,065,407	7,214,819
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 35,141,114 and 33,000,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively	35,141	33,000
Additional paid-in capital	20,771,849	12,831,969
Statutory reserves	1,289,765	1,178,432
Retained earnings	24,132,194	15,169,573
Accumulated other comprehensive losses	(1,478,667)	(956,929)
Total shareholders' equity	44,750,282	28,256,045	21,810,763	$ 6,954,768
Total liabilities and shareholders' equity	58,815,689	35,470,864
Parent Company
Current assets:
Cash and cash equivalents	76,583
Other receivables, net	600,000
Restricted cash	5,000,000
Total current assets	5,676,583
Non-current assets:
Property, plant and equipment, net	2,162,449
Investment in subsidiaries	38,481,702	28,256,045
Total non-current assets	40,644,151	28,256,045
Total assets	46,320,734	28,256,045
LIABILITIES
Other payables and accrued liabilities	1,570,183
Other payables - related party	269
Total liabilities	1,570,452
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 35,141,114 and 33,000,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively	35,141	33,000
Additional paid-in capital	20,771,849	12,831,969
Statutory reserves	1,289,765	1,178,432
Retained earnings	24,132,194	15,169,573
Accumulated other comprehensive losses	(1,478,667)	(956,929)
Total shareholders' equity	44,750,282	28,256,045
Total liabilities and shareholders' equity	$ 46,320,734	$ 28,256,045